Stockholders' Equity (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 12, 2025	Sep. 30, 2023
Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Grant date fair value of options, Granted	$ 188,761
Weighted average exercise price, Exercisable options						$ 0.12
Equity Option [Member] | Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of options outstanding at beginning of period	213,904	127,093	127,093
Weighted average exercise price at beginning of period	$ 29.30	$ 39.85	$ 39.85
Weighted average remaining life (years)	7 years 11 months 8 days	8 years 3 months		5 years 14 days
Number of options, Granted	72,000	74,199
Weighted average exercise price, Granted	$ 2.71	$ 6.31
Grant date fair value of options, Granted	$ 98,371	$ 233,957
Number of options, Exercised	0	0
Weighted average exercise price, Exercised	$ 0	$ 0
Weighted average remaining life (years)		7 years 2 months 26 days
Grant date fair value of options, Exercised		$ 0
Number of options, Forfeited/canceled	(10,917)	(12,284)
Weighted average exercise price, Forfeited/canceled	$ (3.16)	$ (12.80)
Grant date fair value of options, Forfeited/canceled	$ (18,356)	$ (157,292)
Number of options outstanding at ending of period	270,629	155,120	213,904	127,093
Weighted average exercise price at ending of period	$ 23.30	$ 24.85	$ 29.30	$ 39.85
Number of options, Exercisable options		77,339					165,418
Weighted average exercise price, Exercisable options		$ 41.61					$ 35.17
Weighted average remaining life (years), Exercisable options	7 years 1 month 24 days
Grant date fair value of options at beginning of period	$ 1,708,693	$ 2,213,178	$ 2,213,178
Number of options, Expired	(4,358)	(33,888)
Weighted average exercise price, Expired	$ (27.75)	$ (38.73)
Grant date fair value of options, Expired	$ (52,669)	$ (578,873)
Grant date fair value of options at ending of period	1,736,039	1,710,970	$ 1,708,693	$ 2,213,178
Fair value of option, Exercisable options	$ 1,519,367	$ 1,396,557
Weighted average remaining life (years)					8 years 14 days
Twin Vee [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of options outstanding at beginning of period	2,139.171	1,271,016	1,271,016	1,283,571
Weighted average exercise price at beginning of period	$ 2.93	$ 3.99	$ 3.99	$ 4.14
Weighted average remaining life (years)			5 years 14 days	8 years 14 days	8 years 11 months 12 days
Fair value of options at beginning of period			$ 2,213,147	$ 2,324,581
Number of options, Granted			1,352,458	75,000
Weighted average exercise price, Granted			$ 2.19	$ 1.35
Weighted average remaining life (years), Granted			5 years 1 month 28 days	10 years
Grant date fair value of options, Granted			$ 266,500	$ 39,960
Number of options, Exercised
Weighted average exercise price, Exercised
Grant date fair value of options, Exercised
Number of options, Forfeited/canceled			(484,303)	(87,555)
Weighted average exercise price, Forfeited/canceled			$ (3.63)	$ (3.65)
Grant date fair value of options, Forfeited/canceled			$ (770,996)	$ (151,394)
Number of options outstanding at ending of period			2,139.171	1,271,016	1,283,571
Weighted average exercise price at ending of period			$ 2.93	$ 3.99	$ 4.14
Fair value of options at ending of period			$ 1,708,651
Number of options, Exercisable options			1,177,766
Weighted average exercise price, Exercisable options			$ 4.32
Weighted average remaining life (years), Exercisable options			7 years 3 months 21 days